RELATED PARTY TRANSACTIONS - Schedule of Compensation Paid or Payable to Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Remuneration to key management and executive directors	$ 6,201	$ 5,033	$ 4,699
Non-executive directors’ fees	984	1,225	958
Key management personnel compensation	$ 7,185	$ 6,258	$ 5,657